SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Notes and other explanatory information [abstract]
Number of Options, Outstanding, Beginning Balance | shares	6,741,825	4,959,617	5,114,449
Historical Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 4.10	$ 4.40	$ 3.30
Number of Options, Expired/cancelled | shares	(182,750)	(117,438)	(166,438)
Historical Weighted Average Exercise Price, Expired/cancelled | $ / shares	$ 4.66	$ 6.02	$ 3.40
Number of Options, Exercised | shares	(268,356)	(143,437)	(1,001,519)
Historical Weighted Average Exercise Price, Exercised | $ / shares	$ 2.49	$ 2.85	$ 3.00
Number of Options, Granted | shares	1,002,170	2,043,083	1,013,125
Historical Weighted Average Exercise Price, Granted | $ / shares	$ 4.11	$ 3.32	$ 8.50
Number of Options, Outstanding, Ending Balance | shares	7,292,889	6,741,825	4,959,617
Historical Weighted Average Exercise Price, Ending Balance | $ / shares	$ 3.92	$ 4.10	$ 4.40